RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Revenue	$ 1,280,217	$ 1,200,777	$ 1,001,420
Kibali Jersey Limited [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Kibali Jersey Limited [Member] | Societe des Mines d Or de Kilo Moto SA [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	10.00%
Kibali Jersey Limited [Member] | Rand Refinery Pty Limited [Member]
Disclosure of transactions between related parties [line items]
Revenue	$ 755,000	709,000	747,000
Refining fees payable	$ 3,632	$ 3,062	$ 3,564
Kibali Jersey Limited [Member] | KAS Limited [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.10%